Fair value measurement	12 Months Ended
Dec. 31, 2025
Hierarchy and fair value of financial instruments [Line Items]
Fair value measurement

35.Fair value measurement

Fair value disclosure of assets and liabilities according to its hierarchy -

The following table provides the fair value measurement hierarchy of the Group’s assets and liabilities:

		Fair value measurement using:
		Quoted prices
		in active	Observable	Unobservable
	Carrying	markets	inputs	inputs
	value	(Level 1)	(Level 2)	(Level 3)
	US$(000)	US$(000)	US$(000)	US$(000)

As of December 31, 2025 -
Assets and liabilities measured at fair value:
Fair value of account receivable (subject to provisional pricing)	384,171	—	384,171	—
Contingent consideration liability	39,347	—	39,347	—
Fair value of liabilities at amortized cost:
Financial obligations	702,255	—	763,478	—

As of December 31, 2024 -
Assets and liabilities measured at fair value:
Fair value of account receivable (subject to provisional pricing)	110,072	—	110,072	—
Contingent consideration liability	28,271	—	28,271	—

Fair value of liabilities at amortized cost:
Financial obligations	619,309	—	619,309	—

Financial instruments whose fair value is similar to their book value –

For financial assets and liabilities such as cash and cash equivalents, trade and other receivables, trade and other payables that are liquid or have short-term maturities (less than three months), it is estimated that their book value is similar to their fair value. Likewise, derivatives are recorded at fair value, so there are no differences to disclose.

The fair value of accounts receivable is determined using valuation techniques with information directly observable in the market (future metal quotations).

Financial instruments at fixed and variable rates -

The fair value of financial assets and liabilities at fixed and variable rates at amortized cost is determined by comparing the market interest rates at the time of their initial recognition to the current market rates with regard to similar financial instruments. The estimated fair value of deposits that accrue interest is determined by means of cash flows discounted using the prevailing market interest rates in the currency with similar maturities and credit risks.

Based on the foregoing, there are no important existing differences between the book value and the fair value of the assets and financial liabilities as of December 31, 2025 and 2024. There were no transfers between Level 1 and Level 2 during 2025 and 2024.

Fair value measurements using significant unobservable inputs (level 3) –

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

	Fair value as of
	December 31,	Unobservable		Relationship of unobservable
Description	2025	inputs	Range of inputs	inputs to fair value
Contingent consideration liability	39,347	Rate before taxes	12.41%	A 10% increase / decrease in the discount rate would result in an increase / decrease in fair value of US$2.8 million.

		Expected annual production DMT		If expected sales were to increase or decrease by 10%, fair value would increase / decrease by US$3.9 million.

Sociedad Minera Cerro Verde S.A.A.
Hierarchy and fair value of financial instruments [Line Items]
Fair value measurement

22.   Hierarchy and fair value of financial instruments

Hierarchy –

As of December 31, 2025 and 2024, the only financial assets carried at fair value are embedded derivatives, included in trade accounts receivable and related parties, which are generated by the sale of copper, molybdenum and silver and measured at fair value based on commodity prices. The net value of this embedded derivative as of December 31, 2025, was an asset of US$137.1 million (liability of US$37.6 million as of December 31, 2024). Embedded derivatives are categorized within Level 2 of the fair value hierarchy. The fair value of embedded derivatives is determined using information directly observable in the market (forward prices of metals).

Financial instruments whose fair value is similar to their book value –

For financial assets and liabilities which are liquid or have short-term maturities (less than three months), such as cash and cash equivalent, accounts receivable, other accounts receivable, accounts payable, other accounts payable, and other current liabilities, it is estimated that their book value is similar to their fair value.

Financial instruments at fixed and variable rates –

Financial assets and liabilities with fixed or variable rates are recorded at amortized cost and fair value is determined by comparing the market interest rates at the time of their initial recognition to the current market rates for similar financial instruments.

Based on the foregoing, there are no significant differences between the book value and the fair value of financial instruments (assets and liabilities) as of December 31, 2025 and 2024.